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October 25, 2011	Renee E. Laws
617-235-4975
Renee.Laws@ropesgray.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: GMO Trust (File Nos. 2-98772 and 811-04347)
Ladies and Gentlemen:
     Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 152 to the Trust’s Registration Statement under the Securities Act and Amendment No. 191 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 152/191”), including: (i) a Prospectus and Statement of Additional Information relating to GMO Benchmark-Free Allocation Fund (the “Fund”); and (iii) other information and the signature page.
     This Amendment No. 152/191 relates solely to the Fund. The purpose of this Amendment No. 152/191 is to register a new class of shares of the Fund (Class IV shares) and to update information regarding changes to the Fund’s fee arrangements, anticipated to become effective January 1, 2012. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 152/191 become effective on January 1, 2012.
     If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 235-4975.
Very truly yours,
/s/ Renee E. Laws
Renee E. Laws

Securities and Exchange Commission	- 2 -	October 25, 2011
Enclosures

cc:	J.B. Kittredge, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Jason Harrison, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Thomas R. Hiller, Esq.